Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2023	December 31, 2022
	$	$
USD – United States dollar	46,129,886	18,867,216
GBP – Sterling	792,017	432,044
EUR – EURO	148,519	—
AUD – Australian dollar	1,769,872	978,513
ZAR – South African Rand	50,587	—
TZS – Tanzania Shilling	500,787	257,437
Cash and cash equivalents	49,391,627	20,535,210

Made up of;
Cash at banks and on hand	44,391,627	20,535,210
Short-term deposits	5,000,000	—
Cash and cash equivalents	49,391,627	20,535,210